TAXATION - Components of the deferred tax assets (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Deferred tax assets
Net operating loss carryforwards	$ 124,678	$ 156,774	$ 158,826
Accrued expenses and others	65,011	52,082	50,408
Less: valuation allowance	(137,651)	(170,722)	(169,422)	$ (159,544)	$ (119,255)	$ (67,768)
Total deferred tax assets	52,038	38,134	39,812
Set-off of deferred tax liabilities pursuant to set-off provisions	(976)	(1,648)	(1,495)
Net deferred tax assets	51,062	36,486	38,317
Total deferred tax liabilities	14,422	9,291	2,131
Set-off of deferred tax assets pursuant to set-off provisions	(976)	(1,648)	(1,495)
Net deferred tax liabilities	$ 13,446	$ 7,643	$ 636